Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	7,999,216	7,999,216
Ordinary shares, shares outstanding	7,878,501	7,878,501
Treasury shares	120,715	120,715